Offerings - Offering: 1	Dec. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Shares, reserved for issuance pursuant to the Amended and Restated 2022 U.S. Equity Incentive Plan and the CI&T Inc 2nd Stock Option Plan
Amount Registered | shares	3,949,780
Proposed Maximum Offering Price per Unit	4.51
Maximum Aggregate Offering Price	$ 17,813,507.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,460.05
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (the "Registration Statement") shall also cover any additional Class A Common Shares of CI&T Inc (the "Registrant") as may become available for issuance pursuant to the Amended and Restated 2022 U.S. Equity Incentive Plan and the CI&T 2nd Stock Option Plan (collectively, the "Plans") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant's outstanding Class A Common Shares. (2) The Proposed Maximum Offering Price Per Unit has been estimated solely for the purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, on the basis of the average of the high and low reported prices of a share of Class A common stock of the Registrant as reported on the New York Stock Exchange on December 11, 2025.